Debt (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2026	Jun. 30, 2025	Jun. 30, 2026
Debt [Abstract]
Total sales price	¥ 2,300	¥ 2,300
Nominal price	0	¥ 0
Depreciation expense			¥ 606
Interest expense	¥ 273
Long-term debts due			¥ 6,441
Long-term borrowings interest rate			3.00%
Short-term debts			¥ 1,940
Subsidiaries amount			¥ 5,000